Equity Investments Designated at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income

	2020	2019
	RMB million	RMB million
Listed equity investment, at fair value
TravelSky Technology Limited	457	496

	457	496

Unlisted equity investments, at fair value
Sichuan Airlines Corporation Limited	194	336
Aviation Data Communication Corporation Limited	182	244
Others	162	198

	538	778

	995	1,274